Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2023	2024	2025
Deferred revenue - beginning of year	1,083,249	1,299,943	2,098,435
Additions	28,513,918	38,634,319	73,353,774
Recognition	(28,297,224)	(37,835,827)	(72,783,130)

Deferred revenue - end of year	1,299,943	2,098,435	2,669,079
Less: Deferred revenue, current portion	(630,997)	(1,275,716)	(1,463,065)

Deferred revenue, non-current portion	668,946	822,719	1,206,014